LEASE - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LEASE
Operating lease cost	$ 1,031
Short-term lease cost	154
Total	1,185
Cash payment for operating lease under ASC 842	992
Rental expenses based on ASC 840	$ 2,854	$ 2,076